MPA-Q1

Quarterly Report
June 30, 2025
MFS®  Pennsylvania
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.1%
Airport Revenue – 3.1%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	$1,000,000	$1,037,012
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	1,000,000	1,044,241
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	1,000,000	1,029,935
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	755,000	755,457
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	455,000	456,915
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	758,406
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	55,084
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	45,001
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	79,477
		$5,261,528
General Obligations - General Purpose – 5.5%
Allegheny County, PA, Bethel Park School District General Obligation, 5.5%, 8/01/2048	$1,000,000	$1,052,818
Allegheny County, PA, General Obligation, “C-80”, 5%, 12/01/2049	1,000,000	1,021,243
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	350,000	320,465
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	936,519
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	600,000	614,886
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	66,341	69,977
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	245,437	264,734
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	61,103	59,614
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	116,918	112,574
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	47,139	44,912
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	64,091	56,956
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	234,653	200,491
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	78,634	54,362
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,000,000	1,010,297
Penn Hills, PA, General Obligation, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	437,117
Philadelphia, PA, Energy Authority City Service Agreement Rev. (Philadelphia Street Lighting Project), “A”, 5%, 11/01/2042	1,000,000	1,034,935
Pittsburgh, PA, General Obligation Capital Improvement, 4.25%, 9/01/2045	1,450,000	1,325,336
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	130,934
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	119,372
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	130,000	132,696
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	165,000	146,101
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	65,000	56,697
		$9,203,036
General Obligations - Schools – 12.2%
Allegheny County, PA, Moon Area School District General Obligation, “B”, AGM, 4%, 11/15/2049	$1,500,000	$1,299,234
Allegheny County, PA, Steel Valley School District General Obligation, BAM, 5%, 11/01/2041	885,000	911,351
Allegheny County, PA, Steel Valley School District General Obligation, BAM, 5%, 11/01/2042	730,000	747,709
Allentown, PA, School District, General Obligation, AGM, 5%, 6/01/2049	1,000,000	1,018,867
Beaver County, PA, Aliquippa School District General Obligation, BAM, 4%, 12/01/2041	1,000,000	961,933
Berks County, PA, Muhlenberg School District General Obligation, 5%, 5/15/2054	1,000,000	1,005,209
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,013,547
Bradford & Wyoming Counties, PA, Wyalusing Area School District, General Obligation, 5.125%, 4/01/2065 (w)	1,000,000	992,338
Bucks County, PA, Pennsbury School District General Obligation, 5%, 8/01/2043	560,000	577,825
Bucks County, PA, Pennsbury School District General Obligation, 5%, 8/01/2044	1,000,000	1,028,243
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	896,427
Delaware County, PA, Haverford Township School District General Obligation, 5%, 3/15/2043	750,000	773,142
Delaware County, PA, Haverford Township School District General Obligation, 5%, 3/15/2044	500,000	513,922
Delaware County, PA, Interboro School District, General Obligation, AGM, 5.5%, 8/15/2063	1,500,000	1,556,517
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	655,190
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,480,560
Northampton and Lehigh Counties, PA, Bethlehem Area School District General Obligation, BAM, 5%, 10/01/2042	1,000,000	1,033,362
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	$1,495,000	$1,519,117
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,501,880
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	900,149
		$20,391,654
Healthcare Revenue - Hospitals – 14.2%
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	$1,000,000	$1,020,822
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	83,000	87,833
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	1,470,000	1,356,991
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	735,000	530,698
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	105,000	107,136
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	864,697
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	714,076
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	328,159
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,698,129
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	100,000	107,257
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	900,000	879,820
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	474,629
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	945,893
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	903,143
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	427,591
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	931,445
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,781,286
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	986,805
Montour County, PA, Geisinger Authority, Health System Rev., “A”, 4%, 4/01/2039	1,000,000	946,219
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	492,370
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,000,000	831,151
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5.5%, 8/15/2055 (w)	1,000,000	1,052,162
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,007,497
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	993,196
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), “A”, 5.5%, 7/01/2053	1,500,000	1,580,922
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	504,424
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	883,569
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,295,269
		$23,733,189
Healthcare Revenue - Long Term Care – 5.1%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$750,000	$691,387
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	500,000	407,982
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	140,000	138,747
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	101,504
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	765,000	817,373
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	750,009
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	463,860
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	265,326
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	254,439
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	489,951
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	450,571
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	419,016
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2049	900,000	871,042
Lancaster, PA, Municipal Authority, Healthcare Facilities Rev. (Luthercare Project), 5%, 12/01/2055	1,000,000	932,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	$400,000	$351,255
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	750,000	751,254
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	437,915
		$8,594,085
Industrial Revenue - Environmental Services – 0.7%
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$200,000	$217,774
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	1,000,000	1,007,376
		$1,225,150
Industrial Revenue - Other – 0.7%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,104,179
Miscellaneous Revenue - Other – 1.6%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$395,000	$386,007
Pennsylvania Economic Development Authority Rev. (Capitol Region Parking System), AGM, 4%, 1/01/2041	1,300,000	1,229,311
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	970,000	973,263
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	65,000	65,535
		$2,654,116
Multi-Family Housing Revenue – 3.2%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$450,721	$436,443
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	225,000	225,856
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	912,952	869,107
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Darby Townhouses), FNMA, 4.9%, 6/01/2041	1,000,000	1,010,836
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Skyview Park Apartments), FNMA, 4.625%, 2/01/2042	1,500,000	1,491,442
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058 (Prerefunded 12/01/2026)	1,250,000	1,285,841
		$5,319,525
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$211,093
Sales & Excise Tax Revenue – 1.8%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$120,000	$106,221
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	869
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	35,000	33,548
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	124,000	114,001
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	979,000	920,386
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	243,000	228,013
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	116,000	108,845
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	364,000	331,703
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	9,000	7,681
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	524,000	408,832
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	509,000	361,803
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	227,000	71,879
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	188,662
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	205,000	198,337
		$3,080,780

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 2.6%
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	$750,000	$674,601
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	500,000	465,008
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	463,092
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	526,716
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	861,581
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	450,000	450,394
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	475,197
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	500,000	481,889
		$4,398,478
Single Family Housing - State – 8.5%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.6%, 10/01/2049 (n)	$1,000,000	$950,784
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 6%, 10/01/2054 (n)	1,470,000	1,586,762
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	1,000,000	954,156
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.6%, 10/01/2043	1,000,000	974,688
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.7%, 10/01/2046	1,000,000	984,320
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “145A”, 4.75%, 10/01/2049	1,000,000	971,478
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 4.75%, 4/01/2053	1,000,000	967,634
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 6.25%, 10/01/2054	1,000,000	1,092,658
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “149A”, 5.1%, 10/01/2045 (w)	1,000,000	998,964
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	300,638
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2026	1,545,000	1,568,555
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	1,300,000	1,378,268
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	1,375,000	1,451,534
		$14,180,439
State & Local Agencies – 3.3%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$565,000	$483,567
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2042	1,375,000	1,431,107
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2043	500,000	518,862
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2044	650,000	671,548
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/2032)	90,000	105,346
Pennsylvania School District Authority Rev. (William Penn School District Project), “A”, BAM, 4.125%, 3/15/2044	1,200,000	1,109,322
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	256,803
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,023,745
		$5,600,300
Student Loan Revenue – 3.8%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$640,000	$631,116
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	650,000	620,898
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	750,000	688,024
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	750,000	736,169
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	325,000	337,870
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	417,922
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	655,000	576,203
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	1,295,000	1,295,269
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	705,000	683,892
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	500,000	454,101
		$6,441,464

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 3.1%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$1,010,547
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	295,379
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	486,876
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	110,000	108,288
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	285,000	294,739
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	675,000	693,334
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,424
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	182,181
Lancaster County, PA, Convention Center Authority Hotel Room Rental Tax Rev., “B”, 4%, 5/01/2049	500,000	440,638
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,320,000	1,179,116
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	449,672
		$5,201,194
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$490,733
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$540,000	$447,410
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	195,000	166,243
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	365,000	332,127
		$945,780
Toll Roads – 0.8%
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	$1,500,000	$1,325,876
Transportation - Special Tax – 1.2%
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	$2,000,000	$2,072,988
Universities - Colleges – 12.9%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	$1,000,000	$901,516
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,500,000	1,058,483
Erie County, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	278,881
Erie County, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	772,450
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,389,088
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5.25%, 2/01/2049	1,000,000	1,002,781
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	68,790
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	969,104
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	887,047
Pennsylvania Economic Development Authority Rev. (Villanova University Project), 5%, 8/01/2049	1,000,000	1,023,121
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,763,354
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	766,286
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B-1”, AGM, 5.25%, 11/01/2048	1,000,000	1,022,220
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	951,200
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5%, 10/01/2038	1,200,000	1,250,664
Pennsylvania State University, Tax-Exempt, “A”, 5.25%, 9/01/2052	3,000,000	3,090,808
Pennsylvania System of Higher Education Rev., Temple University, AGM, 5%, 4/01/2044	1,285,000	1,333,125
Philadelphia, PA, Authority for Industrial Development, University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	1,000,000	1,006,500
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,006,277
		$21,541,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 0.8%
Chester County, PA, Industrial Development Authority Student Housing Rev. (West Chester University of Pennsylvania), “A”, BAM, 4%, 8/01/2048	$1,500,000	$1,293,740
Utilities - Municipal Owned – 0.3%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$150,000	$81,938
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	133,831
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	109,250
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,741
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	57,356
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	21,850
		$418,966
Utilities - Other – 3.1%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$935,000	$983,258
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	925,000	969,328
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	550,000	590,468
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	329,107
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	845,000	886,345
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	520,000	545,773
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	825,000	850,650
		$5,154,929
Water & Sewer Utility Revenue – 6.6%
Allegheny County, PA, Sanitation Authority Sewer Rev., 5%, 6/01/2053	$1,000,000	$1,007,799
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 4.25%, 12/01/2047	2,000,000	1,857,307
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,002,000
Erie County, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,016,856
Erie County, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	864,565
Florida Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,004,596
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	202,507
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,032,000
Philadelphia, PA, Water & Wastewater Rev., “B”, AGM, 5.5%, 9/01/2053	1,000,000	1,047,680
Philadelphia, PA, Water & Wastewater Rev., “C”, AGM, 5.25%, 9/01/2054	1,000,000	1,033,038
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 5%, 9/01/2048	1,000,000	1,014,795
		$11,083,143
Total Municipal Bonds		$160,928,060
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$274,832	$91,821
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$252,793	$155,468
Mutual Funds (h) – 4.5%
Money Market Funds – 4.5%
MFS Institutional Money Market Portfolio, 4.35% (v)	7,529,849	$7,530,602

Other Assets, Less Liabilities – (0.8)%		(1,282,928)
Net Assets – 100.0%		$167,423,023

(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$7,530,602 and $161,175,349, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$6,202,699, representing 3.7% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$161,083,528	$—	$161,083,528
U.S. Corporate Bonds	—	91,821	—	91,821
Investment Companies	7,530,602	—	—	7,530,602
Total	$7,530,602	$161,175,349	$—	$168,705,951
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,702,009	$12,428,475	$9,599,878	$(624)	$620	$7,530,602

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$59,531	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
Pennsylvania	84.7%
Puerto Rico	2.4%
Illinois	1.5%
New York	1.5%
Alabama	1.4%
South Carolina	1.0%
California	0.8%
Tennessee	0.8%
New Jersey	0.4%
Ohio	0.4%
Florida	0.3%
Guam	0.3%
New Hampshire	0.3%
Colorado	0.2%
Wisconsin	0.2%
Michigan	0.1%
New Mexico	0.1%
Texas	0.1%
Virginia	0.1%
Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.